CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,005	$ 354
Trade receivables (net of allowance for doubtful accounts of $ 148 and $ 127 at December 31, 2013 and 2012, respectively)	8,137	8,007
Other accounts receivable and prepaid expenses	819	616
Inventories	3,718	3,160
Total current assets	13,679	12,137
LONG-TERM ASSETS:
Severance pay fund	26	21
Restricted bank deposits	486	438
Other assets	9	11
Total long-term assets	521	470
PROPERTY, PLANT AND EQUIPMENT, NET	689	963
OTHER INTANGIBLE ASSETS, NET	176	357
GOODWILL	4,122	4,122
Total assets	19,187	18,049
CURRENT LIABILITIES:
Short-term bank loans	5,426	5,959
Current maturities of long term loans	498	424
Trade payables	6,232	4,915
Employees and payroll accruals	433	408
Deferred revenues	639	467
Current maturities of liability related to the Dimex acquisition	428	136
Accrued expenses and other liabilities	523	567
Total current liabilities	14,179	12,876
LONG-TERM LIABILITIES:
Long-term bank loans, net of current maturities	781	1,188
Accrued severance pay	159	119
Liability related to the Dimex acquisition, net of current maturities	365	710
Total long-term liabilities	1,305	2,017
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 80.00 nominal value: Authorized; 2,500,000 shares at December 31, 2013 and 2012; Issued and outstanding: 1,258,245 and 1,132,685 shares at December 31, 2013 and 2012, respectively	26,178	23,374
Additional paid-in capital	48,634	50,891
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(70,866)	(70,866)
Total shareholders' equity	3,703	3,156
Total liabilities and shareholders' equity	$ 19,187	$ 18,049